SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
SCHEDULE OF ESTIMATED USEFUL LIVES
Computer equipment	3 Years

Laboratory equipment	5 Years

Furniture and office equipment	7 Years

Leasehold improvements	Lesser of useful life or remaining lease term